Unpaid Claims - Summary of Cumulative Net Paid Claims (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cumulative Payment Year One [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Liability For Unpaid Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims			$ 511,459
Cumulative Payment Year One [Member] | 2018 and prior [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Cumulative Claims Paid			$ 511,459
Cumulative Payment Year Two [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Liability For Unpaid Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims		$ 894,877
Cumulative Payment Year Two [Member] | 2018 and prior [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Cumulative Claims Paid		550,974
Cumulative Payment Year Two [Member] | 2019 [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Cumulative Claims Paid		$ 343,903
Cumulative Payment Year Three [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Liability For Unpaid Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims	$ 1,448,865
Cumulative Payment Year Three [Member] | 2018 and prior [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Cumulative Claims Paid	549,647
Cumulative Payment Year Three [Member] | 2019 [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Cumulative Claims Paid	397,879
Cumulative Payment Year Three [Member] | 2020 [Member]
Disclosure Of Claims Incurred And Reported And Not Reported Cumulative Net Paid Claims [Line Items]
Cumulative Claims Paid	$ 501,339